Leases (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
ROU Asset – January 1, 2019	$ 116,876
Increase	72,887
Amortization	(19,601)
ROU Asset – March 31, 2019	170,162
Lease liability – January 1, 2019	116,876
Increase	72,887
Amortization	(19,274)
Lease liability – March 31, 2019	170,489
Lease liability – short term	95,533
Lease liability – long term	74,956
Lease liability – total	$ 170,489